Derivative financial instruments - The expected notional values of current hedging instruments in future years (Details) - Fair value hedges - £ / shares £ / shares in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	126,060	102,815
Interest rate risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	109,761	92,447
Inflation risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	16,299	10,368
2022 | Interest rate risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	109,761
2022 | Inflation risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	16,299
2023 | Interest rate risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	104,565
2023 | Inflation risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	15,828
2024 | Interest rate risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	90,291
2024 | Inflation risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	12,688
2025 | Interest rate risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	74,338
2025 | Inflation risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	11,459
2026 | Interest rate risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	60,285
2026 | Inflation risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	8,295
2027 | Interest rate risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	43,683
2027 | Inflation risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	7,826
2028 and later | Interest rate risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	39,302
2028 and later | Inflation risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Nominal amount	6,779